Financial instruments and risk management - Net borrowings interest rate profile (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 13,246	£ 11,277	£ 9,091
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 9,213	£ 6,181
Net borrowings interest rate	70.00%	55.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 3,746	£ 5,071
Net borrowings interest rate	28.00%	45.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ (183)	£ (103)
Net borrowings interest rate	(1.00%)	(1.00%)
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 470
Net borrowings interest rate	3.00%
Finance lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings		£ 128
Net borrowings interest rate		1.00%